TO OUR SHAREHOLDERS:

------------------------------------------------------------------------------

We are pleased to report CGM Fixed Income Fund increased 27.3% during the year just ended, comparing favorably with the Merrill Lynch Master Bond Index which rose 18.5% during 1995. For the fourth quarter of the year, CGM Fixed Income Fund returned 3.3% compared to the Merrill Lynch Master Bond Index which increased 4.3% over the same period.

THE YEAR IN REVIEW AND INVESTMENT OUTLOOK
1995 was a banner year both for the U.S. economy and the securities markets. Favorable trends established the previous year prevailed throughout 1995, almost without exception. We continued to enjoy strong job growth, increased productivity and higher corporate profits combined with moderate inflation as measured by the Consumer Price Index. In November, the CPI stalled at October's level, a positive indicator cited by the Federal Reserve Board as a reason to lower the Federal Funds rate a quarter of a percent on December 19. The economy is slowing and the Federal Reserve Board may well be calling for short-term interest rates to come down in order to stimulate business.

The U.S. business outlook is also influenced by trends in other industrialized nations, many of which are already lowering interest rates in an effort to spark sluggish economies. Such precedent permits U.S. policymakers latitude in reducing domestic short-term rates from current relatively high levels.

While economic slowing will raise some questions about future corporate profits, those companies with prospects for increased earnings could find that lower rates mean higher stock prices. Last year was a case in point when a surge in corporate profits occurred while long-term interest rates declined producing the sensational equity gains of 1995. Although we expect the combination of further gains in corporate profits and slightly lower interest rates will lead to higher securities markets, we anticipate increases will be more modest and the overall environment, more volatile than that of 1995.

PORTFOLIO STRATEGY
In 1995, the bond market returned the third best single-year performance on record. A slow growth economy, low inflation, Federal Reserve Board accommodation and talk about deficit reduction all contributed to the favorable market. Best returns came from long Treasuries; however average returns in the corporate bond and convertible debt and preferred markets ranged from 22-25%.

CGM Fixed Income Fund outperformed the averages as a result of portfolio maturity and duration, both of which were slightly longer than market; significant exposure to lower investment grade corporate debt where quality spreads continued to narrow throughout the year; and, substantial holdings in bank and airline convertibles which benefited from strong underlying stock performance.

The CGM Fixed Income Fund portfolio maturity remains a bit longer than the market with a distinct nod to corporate debt and convertible securities. The three largest industry positions are airlines, money center banks and media. The three largest holdings are Citicorp, Chemical Banking Corporation and Delta Air Lines, Inc.

                /s/ Robert L. Kemp
                    Robert L. Kemp
                    President

                /s/ Janice H. Saul
                    Janice H. Saul
                    Portfolio Manager

                /s/ G. Kenneth Heebner
                    G. Kenneth Heebner
                    Portfolio Manager

January 10, 1996

            COMPARISONS OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
         CGM FIXED INCOME FUND AND THE MERRILL LYNCH MASTER BOND INDEX
              assuming reinvestment of dividends and capital gains

-------------------------------------
     Average Annual Total Return
-------------------------------------
  1 year              Life of Fund*
  27.3%                    11.7%
*(March 17, 1992 -- December 31, 1995)
-------------------------------------
  Past performance is no indication
           of future results
-------------------------------------

               CGM            Merrill
3/17/92        10000.0        10000.0
1992           10920.0        10970.0
1993           12985.0        12067.0
1994           11943.0        11727.0
1995           15167.0        13897.0

CGM FIXED INCOME FUND PORTFOLIO MANAGERS

------------------------------------------------------------------------------
G. Kenneth Heebner has managed CGM Fixed Income Fund with Janice Saul since June 1993. In 1989, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual fund portfolios at Loomis, Sayles and Company. He currently is responsible for managing CGM Fixed Income Fund's investments convertible into equity securities. In addition to co-managing CGM Fixed Income Fund, Mr. Heebner manages CGM Capital Development Fund, CGM Mutual Fund, CGM Realty Fund, and two other mutual funds. Janice H. Saul brings to her role as co-manager of CGM Fixed Income Fund more than a decade of investment experience. She joined Capital Growth Management in June 1993. Prior to that, she was at Loomis, Sayles and Company where she ran private accounts for nine years and managed a long-term municipal bond fund from May 1991 until May 1993. Ms. Saul was associate portfolio manager of CGM Fixed Income Fund from June through November 1993 and was named co-manager of the portfolio in December 1993. Ms. Saul is responsible for managing CGM Fixed Income Fund's debt securities and also manages CGM American Tax Free Fund.

INVESTMENT PERFORMANCE

(unaudited)

------------------------------------------------------------------------------
Total Return for Periods Ended December 31, 1995

                                               CGM FIXED     LIPPER GENERAL
                                              INCOME FUND   BOND FUND AVERAGE
                                              -----------  -------------------
3 Years ....................................    +39.2%           +28.1%
1 Year .....................................    +27.3            +18.0
3 Months ...................................    + 3.3            + 4.1

The Fund's average annual total returns for both the three-year period ended December 31, 1995 and from inception (March 17, 1992) through December 31, 1995 is 11.7%. The adviser has agreed to limit the Fund's total operating expenses to 0.85% of its average net assets annually through December 31, 1996. Otherwise the total return for each period would be lower.

Lipper Analytical Services, Inc. is an independent mutual fund ranking service.

The performance data contained in the report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES
PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
  LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                            CGM FIXED INCOME FUND
--------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1995
BONDS & NOTES -- 64.4% OF TOTAL NET ASSETS

                                                     FACE
                                                    AMOUNT          VALUE(A)
                                                    ------          --------
AIRLINES -- 8.8%
  AMR Corp., 9.00%, 8/01/12  ...............      $1,000,000      $ 1,127,770
  UAL Corp., 6.375%, 2/01/25 (Convertible) .       1,500,000        1,680,000
                                                                  -----------
                                                                    2,807,770
                                                                  -----------
AUTO & RELATED -- 2.7%
  Poindexter JB, Inc., 12.50%, 5/15/04 .....       1,000,000          840,000
                                                                  -----------

BASIC MATERIALS -- 3.6%
  USX Marathon Group,

  9.125%, 1/15/13 ......                           1,000,000        1,149,740
                                                                  -----------

BROKERS/INVESTMENT SERVICES -- 3.5%
  Lehman Brothers Holdings, Inc., 8.50%,
    5/01/07 ................................       1,000,000        1,122,120
                                                                  -----------

CHEMICALS -- SPECIALTY -- 3.2%
  Polymer Group, Inc.,  12.25%, 7/15/02 ....       1,000,000        1,030,000
                                                                  -----------

FOREST PRODUCTS -- 6.9%
  Georgia Pacific Corp., 9.50%, 5/15/22 ....       1,000,000        1,163,880
  Noranda, Inc., 6.875%, 11/15/05 ..........       1,000,000        1,022,940
                                                                  -----------
                                                                    2,186,820
                                                                  -----------
HOME BUILDING PRODUCTS -- 3.5%
  Centex Corp., 8.75%, 3/01/07 .............       1,000,000        1,115,450
                                                                  -----------

HOTELS & RESTAURANTS -- 2.9%
  Flagstar Corp.,  10.75%, 9/15/01 .........       1,000,000          910,000
                                                                  -----------

MEDIA -- 8.1%
  News America Holdings, Inc. 7.60%,
    10/11/15 ...............................       1,500,000        1,534,125
  Tele Communications, Inc., 8.75%, 2/15/23.       1,000,000        1,048,330
                                                                  -----------
                                                                    2,582,455
                                                                  -----------
METALS & MINING -- 3.6%
  Newmont Gold Co.,  9.25%, 7/05/12 .......        1,000,000        1,147,500
                                                                  -----------

PERIPHERALS -- 4.3%
  Seagate Technology, 5.00%, 11/1/03
    (Convertible) .........................          750,000        1,374,375
                                                                  -----------

PLASTICS -- 3.3%
  Berry Plastics Corp.,  12.25%, 4/15/04 ..        1,000,000        1,050,000
                                                                  -----------
U.S. GOVERNMENT -- 6.5%
  United States Treasury  Bonds, 6.25%,
    8/15/23 ...............................        1,250,000        1,286,138
  United States Treasury Notes, 5.875%,
    11/15/05 ..............................          750,000          766,875
                                                                  -----------
                                                                    2,053,013
                                                                  -----------
UTILITIES -- 3.5%
  Great Lakes Power, Inc., 9.00%, 8/01/04 .        1,000,000        1,118,600
                                                                  -----------
TOTAL BONDS AND NOTES (Identified Cost
  $19,488,545) ............................                        20,487,843
                                                                  -----------

                 See accompanying notes to financial statements

                            CGM FIXED INCOME FUND
----------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1995 (CONTINUED)
CONVERTIBLE PREFERRED STOCKS -- 25.8%

                                                     FACE
                                                    AMOUNT          VALUE(A)
                                                    ------          --------
AIRLINES -- 10.6%
  Delta Air Lines, Inc., $3.50 ............           30,000      $ 1,781,250
  Continental Airlines, Inc., $4.25 .......           30,000        1,590,000
                                                                  -----------
                                                                    3,371,250
                                                                  -----------
BANKS -- MONEY CENTER -- 8.7%
  Citicorp, $5.375 ........................           15,000        2,745,000
                                                                  -----------
MACHINERY -- 4.9%
  Case Corp., $4.50 .......................           15,000        1,560,000
                                                                  -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.6%
  Oasis Residential, Inc., $2.25 ..........           20,000          515,000
                                                                  -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $6,830,178) ............                         8,191,250
                                                                  -----------
COMMON STOCK -- 8.1%
  Chemical Banking Corp. (Identified Cost
    $1,908,750) ...........................           43,930        2,580,887
                                                                  -----------
COMMON STOCK WARRANTS -- 0.1%
  BPC Holdings Corp. Exp 4/15/04
   (Identified Cost $0) ...................            1,000           15,000
                                                                  -----------
                                                     FACE
                                                    AMOUNT
                                                    ------
SHORT-TERM INVESTMENT -- 0.4%
  Chevron Oil Finance Company, 5.75%,
    1/02/96 (Cost $140,000) ...............       $  140,000          140,000
                                                                  -----------
TOTAL INVESTMENTS -- 98.8% (Identified Cost
  $28,367,473)(b) .........................                        31,414,980
  Cash and Receivables ....................                           544,272
  Liabilities .............................                          (166,278)
                                                                  -----------
TOTAL NET ASSETS -- 100.0% ................                       $31,792,974
                                                                  ===========
(a) See Note 1A.
(b) Federal Tax Information: At December 31, 1995 the net unrealized appreciation of investments based on cost of $28,370,295 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over
      tax cost .............................................      $ 3,258,634
    Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value ...........................................         (213,949)
                                                                  -----------
  Net unrealized appreciation ..............................      $ 3,044,685
                                                                  ===========

                 See accompanying notes to financial statements

                              CGM FIXED INCOME FUND
------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995

ASSETS
 Investments at value (Identified cost -- $28,367,473)            $31,414,980
 Cash ...............................................                     216
 Receivable for:
  Shares of the Fund sold ...........................  $ 17,298
  Dividends and interest ............................   508,294       525,592
                                                       --------
Unamortized organization expenses ...................                  18,464
                                                                  -----------
                                                                   31,959,252
                                                                  -----------
LIABILITIES
 Payable for:
  Shares of the Fund redeemed .......................  $ 51,836
  Distributions declared ............................    25,408        77,244
                                                       --------
 Accrued expenses:
  Trustees' fees ....................................     9,500
  Expense advance from adviser ......................     6,612
  Other expenses ....................................    72,922        89,034
                                                       --------   -----------
                                                                      166,278
                                                                  -----------
NET ASSETS ..........................................             $31,792,974
                                                                  ===========
 Net Assets consist of:
  Capital paid-in ...................................             $30,903,576
  Accumulated net realized loss .....................              (2,158,109)
  Unrealized appreciation on investments -- net .....               3,047,507
                                                                  -----------
NET ASSETS ..........................................             $31,792,974
                                                                  ===========
 Shares of beneficial interest outstanding,
   no par value  ....................................               2,786,879
                                                                  ===========
 Net asset value per share* .........................                  $11.41
                                                                  ===========

*Shares of the Fund are sold and redeemed at net asset value
 ($31,792,974 / 2,786,879).

STATEMENT OF OPERATIONS

Year Ended December 31, 1995

INVESTMENT INCOME
 Income
  Dividends ..................................................  $    377,694
  Interest ...................................................     1,852,325
                                                                ------------
                                                                   2,230,019
                                                                ------------
 Expenses
  Management fees ............................................       167,688
  Trustees' fees .............................................        39,060
  Accounting and Administration ..............................        10,200
  Custodian ..................................................        56,900
  Transfer agent .............................................        61,100
  Audit and tax services .....................................        33,800
  Legal ......................................................        27,400
  Printing ...................................................        32,046
  Registration ...............................................        21,419
  Amortization of organization expense .......................        15,275
  Miscellaneous ..............................................           543
                                                                ------------
                                                                     465,431
Less expenses assumed by the investment adviser ..............      (206,276)
                                                                ------------
Net investment income ........................................     1,970,864
                                                                ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on investments -- net .........................       484,460
 Unrealized appreciation -- net ..............................     4,798,806
                                                                ------------
 Net gain on investments .....................................     5,283,266
                                                                ------------
NET INCREASE IN ASSETS FROM OPERATIONS .......................  $  7,254,130
                                                                ============

                 See accompanying notes to financial statements

                            CGM FIXED INCOME FUND
--------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                YEAR ENDED DECEMBER 31,
                                            -----------------------------
                                                1995              1994
                                            -----------       -----------
FROM OPERATIONS
  Net investment income ..............      $ 1,970,864       $ 2,358,599
  Net realized gain (loss) from
    investments ......................          484,460        (2,642,569)
  Unrealized appreciation
   (depreciation) ....................        4,798,806        (2,637,334)
                                            -----------       -----------
    Increase (decrease) in net assets
      from operations ................        7,254,130        (2,921,304)
                                            -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..............       (1,988,267)       (2,365,025)
                                            -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .......        4,706,339        14,341,336
  Net asset value of shares issued in
    connection with reinvestment of:
    Dividends from net investment
      income .........................        1,626,393         1,974,015
                                            -----------       -----------
                                              6,332,732        16,315,351
  Cost of shares redeemed ............       (8,477,577)      (15,240,426)
                                            -----------       -----------
    Increase (decrease) in net assets
      derived from capital share
      transactions ...................       (2,144,845)        1,074,925
                                            -----------       -----------
  Total increase (decrease) in net
    assets ...........................        3,121,018        (4,211,404)
NET ASSETS
  Beginning of period ................       28,671,956        32,883,360
                                            -----------       -----------
  End of period (including
    undistributed net investment
    income of $0 and $0, respectively)      $31,792,974       $28,671,956
                                            ===========       ===========
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .........          440,355         1,319,688
  Issued in connection with
    reinvestment of:
    Dividends from net investment
      income .........................          152,155           191,354
                                            -----------       -----------
                                                592,510         1,511,042
    Redeemed .........................         (800,310)       (1,460,881)
                                            -----------       -----------
    Net change .......................         (207,800)           50,161
                                            ===========       ===========

                 See accompanying notes to financial statements

                            CGM FIXED INCOME FUND

------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                                                   FOR THE PERIOD
                                                           FOR THE YEAR       FOR THE YEAR       FOR THE YEAR     MARCH 17, 1992<F3>
                                                               ENDED              ENDED              ENDED             THROUGH
                                                         DECEMBER 31, 1995  DECEMBER 31, 1994  DECEMBER 31, 1993  DECEMBER 31, 1992
                                                         -----------------  -----------------  -----------------  -----------------
For a share of the Fund outstanding throughout
  each period:
Net asset value at the beginning of period  .........         $ 9.57              $11.17             $10.26            $10.00
                                                              ------              ------             ------            ------
Net investment income <F1> ..........................           0.70                0.73               0.67              0.50
Dividends from net investment income ................          (0.70)              (0.73)             (0.67)            (0.49)
Net realized and unrealized gain (loss) on
  investments .......................................           1.84               (1.60)              1.23              0.40
Distribution from net realized gain .................           --                  --                (0.32)            (0.13)
Distribution from paid-in capital ...................           --                  --                 --               (0.02)
                                                              ------              ------             ------            ------
Net increase (decrease) in net asset value ..........           1.84               (1.60)              0.91              0.26
                                                              ------              ------             ------            ------
Net asset  value at the end of period ...............         $11.41              $ 9.57             $11.17            $10.26
                                                              ======              ======             ======            ======
Total Return (%)<F2> ................................           27.3                -8.0               18.9               9.2<F4>
Ratios:
Operating expenses to average net assets (%) ........           0.85                0.85               0.85              0.85<F5>
Operating expenses to average net assets before
  expense limitation (%) ............................           1.53                1.46               2.02              3.21<F5>
Net investment income to average net assets (%) .....           6.46                7.00               6.30              7.29<F5>
Portfolio turnover (%) ..............................            148                 129                149               212<F5>
Net assets at end of period (in thousands) ..........        $31,793             $28,672            $32,883            $9,467
<F1> Net of reimbursement which amounted to ..........         $ 0.07              $ 0.06             $ 0.12            $ 0.16
<F2> The total return would have been lower had certain expenses not been reimbursed during the period.
<F3> Commencement of operations.
<F4> Not computed on an annualized basis.
<F5> Computed on an annualized basis.

                 See accompanying notes to financial statements

                            CGM FIXED INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1995

1. The Fund is a series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust has three other funds whose financial statements are not presented herein. The Fund commenced operations on March 17, 1992. The investment objective of the Fund is to maximize total return by investing in debt securities and preferred stock that provide current income, capital appreciation or a combination of both income and appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements are prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Corporate debt securities are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Premium is amortized against interest income with a corresponding decrease in the cost basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1995, the capital loss carryover available to offset future realized gains aggregated approximately $2,155,000 and expires in the year 2002.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                               CGM REALTY FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

E. ORGANIZATION EXPENSE -- Costs incurred in 1992 in connection with the Fund's organization and registration amounting to $76,426 have been paid by the Fund. These costs are being amortized over 60 months beginning March 17, 1992.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 1995, purchases and sales of securities other than United States government obligations and short-term investments aggregated $38,704,198 and $42,701,457, respectively. Purchases and sales of United States government obligations aggregated $5,121,016 and $3,173,711, respectively.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1995, the Fund incurred management fees of $167,688 payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.55% on the first $200 million of the Fund's average daily net assets, 0.45% of the next $300 million and 0.35% of such assets in excess of $500 million. CGM waived its entire fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1995 these expenses amounted to $10,200 and are shown separately in the financial statements as Accounting and Administration. The entire expense was waived by CGM. See Note 4.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the Fund at the rate of $6,000 per year plus travel expenses for each meeting attended. In addition, the Chairman of the Independent Trustees Committee receives an annual retainer of $1,000.

4. EXPENSE LIMITATION -- Until December 31, 1996, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 0.85% of average daily net assets. As a result of the Fund's expenses exceeding the voluntary expense limitation, CGM waived its entire management fee of $167,688, the entire Accounting and Administration expense of $10,200, and assumed Fund operating expenses of $28,388. The Fund incurred operating expenses of $259,155, representing 0.85% of the average daily net assets.

                            CGM FIXED INCOME FUND
------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Fixed Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Fixed Income Fund at December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
February 6, 1996

------------------------------------------------------------------------------
SHAREHOLDER MEETING -- DECEMBER 29, 1995
(unaudited)

On December 29, 1995 the Fund had a Special Meeting of its Shareholders. At that meeting, Shareholders approved an Advisory Agreement between the Fund and Capital Growth Management Limited Partnership, with no change from the terms of the existing agreement and no change in the operation and management of the Fund, (by a share vote of 1,655,953.656 in favor, 22,267.555 against and 53,676.643 abstentions) and ratified the selection of Price Waterhouse LLP as the Fund's independent accountants for the year ending December 31, 1995 (by a share vote of 1,679,674.573 in favor, 13,745.925 against and 38,477.356 abstentions).

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:

O  Account Procedures and Status

O  Redemptions

O  Exchanges
   Call 800-343-5678

o  New Account Procedures

o  Prospectuses

o  Performance
   Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS
Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY
The CGM Funds
P.O. Box 449
Boston, MA 02117-0449

------------------------------------------------------------------------------


This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FAR95                                                        Printed in U.S.A.

CGM
FIXED INCOME
FUND

4th Annual Report
December 31, 1995

A No-Load Fund



[Logo]   Investment Adviser
         CAPITAL GROWTH MANAGEMENT
         Limited Partnership

TO OUR SHAREHOLDERS:

------------------------------------------------------------------------------

CGM Mutual Fund increased 24.3% during 1995 compared to the Standard and Poor's 500 Index which returned 37.5% and the Merrill Lynch Master Bond Index which rose 18.5% for the year. During the fourth quarter of 1995, CGM Mutual Fund increased 1.2% while the S&P 500 rose 6.0% and the Merrill Lynch Master Bond Index increased 4.3%.

THE YEAR IN REVIEW AND INVESTMENT OUTLOOK

1995 was a banner year both for the U.S. economy and the securities markets. Favorable trends established the previous year prevailed throughout 1995, almost without exception. We continued to enjoy strong job growth, increased productivity and higher corporate profits combined with moderate inflation as measured by the Consumer Price Index. In November, the CPI stalled at October's level, a positive indicator cited by the Federal Reserve Board as a reason to lower the Federal Funds rate a quarter of a percent on December 19. The economy is slowing and the Federal Reserve Board may well be calling for short-term interest rates to come down in order to stimulate business.

The U.S. business outlook is also influenced by trends in other industrialized nations, many of which are already lowering interest rates in an effort to spark sluggish economies. Such precedent permits U.S. policymakers latitude in reducing domestic short-term rates from current relatively high levels.

While the economic slowing will raise some questions about future corporate profits, those companies with prospects for increased earnings could find that lower rates mean higher stock prices. Last year was a case in point when a surge in corporate profits occurred while long-term interest rates declined producing the sensational equity gains of 1995. Although we expect the combination of further gains in corporate profits and slightly lower interest rates will lead to higher securities markets, we anticipate increases will be more modest and the overall environment, more volatile than that of 1995.

PORTFOLIO STRATEGY

The CGM Mutual Fund portfolio mix remained roughly 25% fixed income securities and 75% common stocks or securities convertible into common stocks during 1995.

A major position in real estate investment trusts was cut back from nearly one quarter of the Fund at the beginning of the year to less than 5% of the portfolio at mid-year where it remains today. Commodity cyclical companies, which constituted more than 20% of the portfolio early in 1995, were eliminated and proceeds from those sales as well as the real estate investment trusts were invested in banks, airlines and technology stocks. The technology stocks were sold later in the year, but the Fund continued to hold major positions in bank and airline stocks at year-end, attesting to a continued positive outlook for these industries.

Fund performance was favorably affected by investments in bank, airline and technology stocks during 1995 and negatively influenced by real estate investment trusts and treasury bills.

The CGM Mutual Fund portfolio is approximately 25% invested in government and corporate bonds with the remainder of holdings in companies with a promising earnings outlook. The three largest company holdings are Chemical Banking Corporation, Citicorp and Northwest Airlines Corporation.


                    /s/ Robert L. Kemp
                        Robert L. Kemp
                        President

                    /s/ G. Kenneth Heebner
                        G. Kenneth Heebner
                        Portfolio Manager
January 10, 1996

    COMPARISONS OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM MUTUAL FUND,
         THE UNMANAGED S&P 500, AND THE MERRILL LYNCH MASTER BOND INDEX assuming reinvestment of dividends and capital gains

                         ---------------------------------
                            Average Annual Total Return
                         ---------------------------------
                            1 year    5 year    10 year
                            24.3%     15.4%      13.9%
                         ---------------------------------
                         Past performance is no indication
                                 of future results
                         ---------------------------------

            CGM          Unmanaged      Merrill
          10000.0        10000.0        10000.0
1986      12510.0        11870.0        11520.0
1987      14224.0        12452.0        11797.0
1988      14679.0        14519.0        12740.0
1989      17864.0        19107.0        14549.0
1990      18061.0        18514.0        15873.0
1991      25448.0        24143.0        18397.0
1992      27000.0        25977.0        19795.0
1993      32886.0        28601.0        21775.0
1994      29686.0        28976.0        21165.0
1995      36873.0        39842.0        25081.0

CGM MUTUAL FUND PORTFOLIO MANAGER
--------------------------------------------------------------------------------
G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1989, Mr.
Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner was at Loomis, Sayles and Company where he managed the Fund, then known as Loomis-Sayles
Mutual Fund. In addition to CGM Mutual Fund, Mr. Heebner currently manages CGM Capital Development Fund and CGM Realty Fund as well as two other mutual funds. He also co-manages CGM Fixed Income Fund with Janice Saul.

INVESTMENT PERFORMANCE
(unaudited)
------------------------------------------------------------------------------
Total Return for Periods Ended December 31, 1995

                                                                       CGM
                                                                   MUTUAL FUND
                                                                   -----------
10 Years ........................................................    +268.7%
 5 Years ........................................................    +104.3
 1 Year .........................................................    + 24.3
 3 Months .......................................................    +  1.2

The performance data contained in the report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
BOARD OF TRUSTEES
PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                                    CGM MUTUAL FUND
--------------------------------------------------------------------------------------------------------------------------
                                               25 YEAR INVESTMENT RECORD
                                   DECEMBER 31, 1970 -- DECEMBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
                             IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1970
--------------------------------------------------------------------------------------------------------------------------
                         -- AND HAD TAKEN ALL DIVIDENDS                OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                           AND DISTRIBUTIONS IN CASH                      GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
                    -----------------------------------------     --------------------------------------------------------
                                       During the Year
                                   You Would Have Received                                  Wnich Would Represent
                                  ---------------------------                           ----------------------------------
                                                                  The Value of                              A Cumulative
                                                                  Your Original                                Change
                  The Asset Value   Per Share      Per Share        Investment               An              Expressed
     On               of Your     Capital Gains      Income           At Each              Annual         As An Index With
  December          Share Would   Distributions     Dividends         Year End          Total Return        December 31,
     31              Have Been         of              of          Would  Have Been          of             1970 = 100.0
--------------------------------------------------------------------------------------------------------------------------
    1970              $13.89                                                                                   100.0
    1971               15.37         $ 0.35          $ 0.41             $16.21             +  16.7             116.7
    1972               16.20           0.35            0.42              17.98             +  10.9             129.4
    1973               14.20           0.42            0.42              16.63             -   7.5             119.7
    1974               10.27           --              0.46              12.51             -  24.8              90.0
    1975               12.44           --              0.43              15.70             +  25.5             113.0
    1976               13.96           --              0.43              18.20             +  15.9             131.0
    1977               12.88           --              0.52              17.45             -   4.1             125.6
    1978               12.83           --              0.65              18.31             +   4.9             131.8
    1979               13.81           --              0.72              20.82             +  13.7             149.9
    1980               14.85           --              0.88              23.90             +  14.8             172.1
    1981               13.90           --              0.97              23.92             +   0.1             172.3
    1982               18.16           --              1.09              33.73             +  41.0             242.9
    1983               18.81           --              1.09              37.07             +   9.9             266.9
    1984               17.01           1.86            0.95              39.41             +   6.3             283.7
    1985               21.53           --              1.08              53.01             +  34.5             381.6
    1986               22.86           2.75            0.94              66.32             +  25.1             477.4
    1987               20.40           4.52            1.06              75.41             +  13.7             542.8
    1988               19.94           --              1.10              77.82             +   3.2             560.2
    1989               22.34           0.95            0.93              94.71             +  21.7             681.8
    1990               21.64           --              0.93*             95.75             +   1.1             689.3
    1991               26.80           2.64            0.97             134.91             +  40.9             971.2
    1992               26.02           1.42            0.93             143.14             +   6.1            1030.4
    1993               28.88           1.93            0.86             174.34             +  21.8            1255.0
    1994               25.05           --              1.04             157.43             -   9.7            1133.3
    1995               29.43           0.89            0.77             195.69             +  24.3            1408.7
                                     ------          ------                                 ------
     Totals                          $18.08          $20.05                                +1308.7
--------------------------------------------------------------------------------------------------------------------------
   *Includes $0.05 per share distributed from paid-in capital.

  The table above covers the period from December 31, 1970 to December 31, 1995. Shares were first offered on November
  5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.
--------------------------------------------------------------------------------------------------------------------------
The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                               CGM MUTUAL FUND
-------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1995
COMMON STOCKS -- 73.4% OF TOTAL NET ASSETS

                                                    SHARES          VALUE(A)
                                                    ------          --------
AEROSPACE -- 4.8%
  Boeing Company ............................       703,000      $ 55,097,625
                                                                 ------------
AIRLINES -- 13.6%
  Northwest Airlines Corporation(b) .........     1,590,000        81,090,000
  UAL Corporation (b) .......................       427,400        76,290,900
                                                                 ------------
                                                                  157,380,900
                                                                 ------------
BANKS -- MONEY CENTER -- 17.2%
  Bankers Trust New York Corporation ........     274,000          18,221,000
  Chemical Banking Corporation ..............   1,580,000          92,825,000
  Citicorp ..................................   1,307,500          87,929,375
                                                                 ------------
                                                                  198,975,375
                                                                 ------------
CHEMICALS -- SPECIALTY -- 10.8%
  IMC Global, Inc. ..........................   1,620,000          66,217,500
  Potash Corporation of Saskatchewan, Inc. ..     820,000          58,117,500
                                                                 ------------
                                                                  124,335,000
                                                                 ------------
DRUGS -- 2.1%
  Eli Lilly & Company .......................      70,000           3,937,500
  Merck & Company, Inc. .....................     300,000          19,725,000
                                                                 ------------
                                                                   23,662,500
                                                                 ------------
FOOD -- RETAILERS/WHOLESALERS -- 5.9%
  Philip Morris Companies, Inc. .............     755,000          68,327,500
                                                                 ------------
FREIGHT TRANSPORTATION -- 3.9%
  Burlington Northern Santa Fe Corporation ..     573,000          44,694,000
                                                                 ------------
MISCELLANEOUS -- 6.6%
  NIKE, Inc. ................................   1,096,000          76,309,000
                                                                 ------------
PERIPHERALS -- 4.3%
  Seagate Technology(b) .....................   1,040,000          49,400,000
                                                                 ------------
REAL ESTATE INVESTMENT TRUSTS -- 4.2%
  Felcor Suite Hotels, Inc. .................   1,763,500          48,937,125
                                                                 ------------
TOTAL COMMON STOCKS (Identified Cost
  $711,171,454) .............................                     847,119,025
                                                                 ------------

                See accompanying notes to financial statements

                               CGM MUTUAL FUND
-----------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1995 (CONTINUED)
BONDS -- 25.4%
                                                 FACE
                                                AMOUNT            VALUE(A)
                                                ------            --------

INDUSTRIAL BONDS -- 4.3%
  Kaiser Aluminum & Chemical Corporation,
    12.75%, 2/01/03 ......................... $20,000,000      $   21,900,000
  Rohr, Inc., 11.625%, 5/15/03 ..............   5,000,000           5,362,500
  Stone Container Corporation,
    9.875%, 2/01/01 .........................  23,000,000          22,367,500
                                                               --------------
                                                                   49,630,000
                                                               --------------
UNITED STATES TREASURY -- 21.1%
  United States Treasury Bonds,
    7.625%, 2/15/25 ......................... 199,616,000         244,092,441
                                                               --------------
TOTAL BONDS (Identified Cost $290,199,718) ..                     293,722,441
                                                               --------------

SHORT-TERM INVESTMENT -- 0.3%
  Chevron Oil Finance Company, 5.75%,
    1/02/96 (Cost $3,210,000) ...............   3,210,000           3,210,000
                                                               --------------
TOTAL INVESTMENTS -- 99.1% (Identified Cost
  $1,004,581,172)(c) ....................................       1,144,051,466
  Cash and Receivables ..................................          91,260,128
  Liabilities ...........................................         (80,872,835)
                                                               --------------
TOTAL NET ASSETS -- 100% ................................      $1,154,438,759
                                                               ==============

(a) See Note 1A.
(b) Non-income producing security.
(c) Federal Tax Information: At December 31, 1995, the net unrealized appreciation on investments based on cost of $1,007,248,965 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value
      over tax cost .....................................        $150,095,980
    Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value ........................................        (13,293,479)
                                                                 ------------
    Net unrealized appreciation .........................        $136,802,501
                                                                 ============

                See accompanying notes to financial statements

                               CGM MUTUAL FUND
------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

December 31, 1995

ASSETS
  Investments at value (Identified cost --
    $1,004,581,172)..........................                 $1,144,051,466
  Cash ......................................                          3,047
  Receivable for:
    Securities sold .........................   $80,910,730
    Shares of the Fund sold .................       827,232
    Dividends and interest ..................     9,519,119       91,257,081
                                                -----------   --------------
                                                               1,235,311,594
                                                              --------------
LIABILITIES
  Payable for:
    Securities purchased ....................  $ 74,370,252
    Shares of the Fund redeemed .............     2,158,579
    Distributions declared ..................     3,201,721       79,730,552
                                               ------------
  Accrued expenses:
    Management fees .........................       668,017
    Trustees' fees ..........................        63,560
    Accounting and Administration ...........         6,667
    Other expenses ..........................       404,039        1,142,283
                                               ------------   --------------
                                                                  80,872,835
                                                              --------------
NET ASSETS ................................................   $1,154,438,759
                                                              ==============
  Net Assets consist of:
    Capital paid-in .......................................   $1,017,636,258
    Accumulated net realized loss .........................       (2,667,793)
    Unrealized appreciation on investments -- net .........      139,470,294
                                                              --------------
NET ASSETS ................................................   $1,154,438,759
                                                              ==============
  Shares of beneficial interest outstanding, no par value .       39,230,204
                                                              ==============
  Net asset value per share* ..............................           $29.43
                                                              ==============
*Shares of the Fund are sold and redeemed at net asset value
 ($1,154,438,759 / 39,230,204).

                See accompanying notes to financial statements

STATEMENT OF OPERATIONS

Year Ended December 31, 1995

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax of $334,123) ..........   $ 17,871,907
    Interest ................................................     20,822,030
                                                                ------------
                                                                  38,693,937
                                                                ------------
  Expenses
    Management fees .........................................      7,637,552
    Trustees' fees ..........................................         63,906
    Accounting and Administration ...........................         80,000
    Custodian ...............................................        185,000
    Transfer agent ..........................................      1,824,000
    Audit and tax services ..................................         35,950
    Legal ...................................................         52,000
    Printing ................................................        132,700
    Registration ............................................        116,050
    Miscellaneous ...........................................         21,846
                                                                ------------
                                                                  10,149,004
                                                                ------------
  Net investment income .....................................     28,544,933
                                                                ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Realized gain on investments -- net .....................     64,726,578
    Unrealized appreciation -- net ..........................    149,522,113
                                                                ------------
    Net gain on investments .................................    214,248,691
                                                                ------------
NET INCREASE IN ASSETS FROM OPERATIONS ......................   $242,793,624
                                                                ============

                See accompanying notes to financial statements

                               CGM MUTUAL FUND
--------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED DECEMBER 31,
                                       ----------------------------------
                                         1995                 1994
                                       -------------        -------------
OPERATIONS
  Net investment income ........       $  28,544,933        $  48,443,314
  Net realized gain (loss) from
    investments ................          64,726,578          (34,802,351)
  Unrealized appreciation
    (depreciation) .............         149,522,113         (129,938,895)
                                       -------------        -------------
    Increase (decrease) in net
      assets from operations ...         242,793,624         (116,297,932)
                                       -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...         (30,206,254)         (43,781,553)
  From net realized gain on
    investment .................         (33,830,922)          --
                                       -------------        -------------
                                         (64,037,176)         (43,781,553)
                                       -------------        -------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .          99,581,131          425,388,301
  Net asset value of shares
    issued in connection with
    reinvestment of:
    Dividends from net
      investment income ........          27,004,558           39,044,764
    Dividends from net realized
      gain .....................          31,302,777           --
                                       -------------        -------------
                                         157,888,466          464,433,065
  Cost of shares redeemed ......        (245,581,485)        (188,093,510)
                                       -------------        -------------
    Increase (decrease) in net
      assets derived from
      capital share transactions         (87,693,019)         276,339,555
                                       -------------        -------------
  Total increase in net assets .          91,063,429          116,260,070

NET ASSETS
  Beginning of period ..........       1,063,375,330          947,115,260
                                       -------------        -------------
  End of the period (including
    undistributed net investment
    income of $0 and $4,784,966,
    respectively) ..............      $1,154,438,759       $1,063,375,330
                                      ==============       ==============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...           3,595,533           15,228,603
  Issued in connection with
    reinvestment of:
    Dividends from net
      investment income ........             945,112            1,506,420
    Distributions from net
      realized gain ............           1,063,635           --
                                       -------------        -------------
                                           5,604,280           16,735,023
    Redeemed ...................          (8,827,153)          (7,079,826)
                                       -------------        -------------
    Net change .................          (3,222,873)           9,655,197
                                          ==========            =========

                See accompanying notes to financial statements

                               CGM MUTUAL FUND
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                                                     YEAR ENDED DECEMBER 31,
                                                                ----------------------------------------------------------------
                                                                 1995            1994          1993          1992          1991
                                                                ------          ------        ------        ------        ------
For a share of the Fund outstanding throughout each period:
Net asset value at the beginning of period ................     $25.05          $28.88        $26.02        $26.80        $21.64
                                                                ------          ------        ------        ------        ------
Net investment income .....................................       0.73            1.09          0.92          0.93          0.97
Dividends from net investment income ......................      (0.77)          (1.04)        (0.86)        (0.93)        (0.97)
Net realized and unrealized gain (loss) on investments ....       5.31           (3.88)         4.73          0.64          7.80
Distribution from net realized gain .......................      (0.89)           --           (1.81)        (1.42)        (2.64)
Distribution in excess of net realized gain ...............       --              --           (0.12)         --            --
Distribution from paid-in capital .........................       --              --            --            --            --
                                                                ------          ------        ------        ------        ------
Net increase (decrease) in net asset value ................       4.38           (3.83)         2.86         (0.78)         5.16
                                                                ------          ------        ------        ------        ------
Net asset value at end of period ..........................     $29.43          $25.05        $28.88        $26.02        $26.80
                                                                ======          ======        ======        ======        ======
Total Return (%) ..........................................       24.3            -9.7          21.8           6.1          40.9

Ratios:
Operating expenses to average net assets (%) ..............       0.91            0.92          0.93          0.93          0.93
Net investment income to average net assets (%) ...........       2.55            4.39          3.45          3.74          3.80
Portfolio turnover (%) ....................................        291             173            97           121           201
Net assets at end of period (in thousands) ($) ............  1,154,439       1,063,375       947,115       548,630       401,887

                                                          See accompanying notes to financial statements


                               CGM MUTUAL FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1995

1.The Fund is a series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust has three other Funds whose financial statements are not presented herein. The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements are prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

                               CGM MUTUAL FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Dividend income received by the Fund from its investment in REITs may be comprised, for tax purposes, of ordinary income, capital gains, and return of capital. These dividends, when distributed by the Fund, are passed through to the Fund's shareholders with these same tax characteristics. For 1995, return of capital and capital gain distributions from REITs totaled $2,067,256 and $99,891, respectively, resulting in a reduction of the Fund's dividend income and an increase in its realized and unrealized gain on investments. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 1995, purchases and sales of securities other than United States government obligations and short-term investments aggregated $2,214,583,140 and $2,305,359,349, respectively. Purchases and sales of United States government obligations aggregated $1,158,883,931 and $629,235,111, respectively.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1995, the Fund incurred management fees of $7,637,552, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement between the Fund and CGM provides for a fee at the annual rate of 0.75% on the first $200 million of the Fund's average daily net assets, 0.70% of the next $300 million and 0.65% of such assets in excess of $500 million.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expense of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. The Accounting and Administration expense of $80,000 is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the Fund at the rate of $10,000 per year plus travel expenses for each meeting attended. In addition, the chairman of the Independent Trustees Committee receives an annual retainer of $1,500.

                               CGM MUTUAL FUND
------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Mutual Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Mutual Fund at December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
February 6, 1996

------------------------------------------------------------------------------
SHAREHOLDER MEETING -- DECEMBER 29, 1995
(unaudited)

On December 29, 1995 the Fund had a Special Meeting of its Shareholders. At that meeting, Shareholders approved an Advisory Agreement between the Fund and Capital Growth Management Limited Partnership, with no change from the terms of the existing agreement and no change in the operation and management of the Fund, (by a share vote of 20,401,894.104 in favor, 284,638.075 against and 840,815.905 abstentions) and ratified the selection of Price Waterhouse LLP as the Fund's independent accountants for the year ending December 31, 1995 (by a share vote of 20,737,434.922 in favor, 207,742.727 against and 582,170.435 abstentions).

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110




------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
o  Account Procedures and Status

o  Redemptions

o  Exchanges
   Call 800-343-5678

o  New Account Procedures

o  Prospectuses

o  Performance
   Call 800-345-4048


------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS
Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY
The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------


This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR95                                                        Printed in U.S.A.


CGM
MUTUAL FUND

66th Annual Report
December 31, 1995


A No-Load Fund



[Fencer Logo]

               Investment Adviser
               CAPITAL GROWTH MANAGEMENT
               Limited Partnership

TO OUR SHAREHOLDERS:
------------------------------------------------------------------------------
CGM American Tax Free Fund increased 18.0% during the year just ended compared to the Lehman Municipal Bond Index which rose 17.5% during 1995. For the fourth quarter of the year, CGM American Tax Free Fund returned 5.3% compared to the Lehman Municipal Bond Index which increased 4.1% over the same period.

THE YEAR IN REVIEW AND INVESTMENT OUTLOOK
1995 was a banner year both for the U.S. economy and the securities markets. Favorable trends established the previous year prevailed throughout 1995, almost without exception. We continued to enjoy strong job growth, increased productivity and higher corporate profits combined with moderate inflation as measured by the Consumer Price Index. In November, the CPI stalled at October's level, a positive indicator cited by the Federal Reserve Board as a reason to lower the Federal Funds rate a quarter of a percent on December 19. The economy is slowing and the Federal Reserve Board may well be calling for short-term interest rates to come down in order to stimulate business.

The U.S. business outlook is also influenced by trends in other industrialized nations, many of which are already lowering interest rates in an effort to spark sluggish economies. Such precedent permits U.S. policymakers latitude in reducing domestic short-term rates from current relatively high levels.

While economic slowing will raise some questions about future corporate profits, those companies with prospects for increased earnings could find that lower rates mean higher stock prices. Last year was a case in point when a surge in corporate profits occurred while long-term interest rates declined producing the sensational equity gains of 1995. Although we expect the combination of further gains in corporate profits and slightly lower interest rates will lead to higher securities markets, we anticipate increases will be more modest and the overall environment, more volatile than that of 1995.

PORTFOLIO STRATEGY
In 1995, the bond market returned the third best single-year performance on record. A slow growth economy, low inflation, Federal Reserve Board accommodation and deficit reduction discussions all contributed to the favorable market. Best returns came from long Treasuries; however, average returns in the corporate bond and convertible debt and preferred markets ranged from 22-25%. Municipal bond performance was limited slightly by flat tax fears and, to a lesser degree, a cut in the capital gains rate which would make stocks even more attractive as well as a sharp decline in interest rates. Best returns in the municipal bond market were achieved by maintaining a long maturity exposure throughout 1995 and taking advantage of lower quality credits where spreads continue to narrow. More value was added by correctly anticipating lower interest rates.

CGM American Tax Free Fund outperformed the averages in 1995 on account of higher yielding, lower quality holdings and a reasonably long portfolio maturity. The Fund's three largest sectors are industrial/pollution control, water/sewer and insured bonds. The three largest holdings are Hodge Louisiana (Stone Container), Howard County, Maryland Multi-family Housing (Avalon Properties) and Dade County, Florida Water/Sewer Revenue.

                                 /s/ Robert L. Kemp

                                     Robert L. Kemp
                                     President

                                 /s/ Janice H. Saul

                                     Janice H. Saul
                                     Portfolio Manager
January 10, 1996

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM AMERICAN TAX FREE FUND AND THE LEHMAN MUNICIPAL BOND FUND INDEX assuming reinvestment of dividends and capital gains

Average Annual Total Return
----------------------------------------------------
     1 Year              Life of Fund*
     18.0%                   5.2%

*(November 10, 1993 - December 31, 1995)
----------------------------------------------------
Past performance is no indication of future results

PLOT POINTS

            CGM       Lehman
11/10/93    10000.0   10000.0
1993        10290.0   10210.0
1994         9446.0    9679.0
1995        11146.0   11373.0


CGM AMERICAN TAX FREE FUND
PORTFOLIO MANAGER
------------------------------------------------------------------------------

Janice H. Saul joined Capital Growth Management in June 1993, and assumed management of CGM American Tax Free Fund at its inception, November 10, 1993. Ms. Saul's experience with municipal securities began in 1979 at Scudder, Stevens, and Clark. In 1983, she joined Loomis, Sayles and Company where she ran private accounts for nine years. From 1991 until May 1993, Ms. Saul managed a new long-term municipal bond fund at Loomis, Sayles and Company. Ms. Saul currently is also co-manager of CGM Fixed Income Fund.

INVESTMENT PERFORMANCE
(unaudited)
------------------------------------------------------------------------------
Total Return for Periods Ended December 31, 1995

                                     CGM AMERICAN    LIPPER GENERAL MUNICIPAL
                                    TAX FREE FUND       DEBT FUND AVERAGE
                                    --------------  --------------------------
1 Year .............................    +18.0%                +16.8%
3 Months ...........................    + 5.3                 + 4.7

The Fund's average annual total return since inception (November 10, 1993) through December 31, 1995 is +5.2%. The adviser has agreed to absorb the Fund's total operating expenses through December 31, 1996. Otherwise, the Fund's total return since inception, and for the one year and three-month periods ended December 31, 1995 would have been lower.

Lipper Analytical Services, Inc. is an independent mutual fund ranking service.

The performance data contained in the report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------------------
BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                          CGM AMERICAN TAX FREE FUND
-----------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1995
MUNICIPAL BONDS -- 97.3% OF TOTAL NET ASSETS
                                                       FACE
                                                      AMOUNT          VALUE(A)
                                                      ------          --------

FLORIDA -- 7.0%
  Dade County Water & Sewer Systems,
    6.25%, 10/01/11                                $  500,000      $   558,205
  Polk County Industrial Development Authority
    Revenue Bonds (IMC Fertilizer),
     7.525%, 1/01/15                                  250,000          266,575
                                                                   -----------
                                                                       824,780
                                                                   -----------
ILLINOIS -- 2.2%
  Metropolitan Pier & Exposition Authority,
    0%, 6/15/15 ................................      500,000          168,875
  Metropolitan Pier & Exposition Authority, 0%,
    0%, 6/15/25 ................................      500,000           96,640
                                                                   -----------
                                                                       265,515
                                                                   -----------
KENTUCKY -- 4.5%
  Kenton County Airport Revenue Bonds (Delta
    Airlines), 6.75%, 2/01/02  .................      500,000          536,405
                                                                   -----------
LOUISIANA -- 9.4%
  Hodge Utility Revenue Bonds (Stone Container),
    9.00%, 3/01/10  ............................    1,000,000        1,111,960
                                                                  -----------
MARYLAND -- 9.0%
  Howard County Multifamily, Chase Glen
     Apartments (Avalon Properties), 7.00%,
     7.00%, 7/01/24  ..........................       750,000          823,372
  Maryland State Health & Higher Education
    (Greater Baltimore Medical Center),
     5.00%,7/01/13  ...........................       250,000          244,020
                                                                   -----------
                                                                     1,067,392
                                                                   -----------
MASSACHUSETTS -- 8.5%
  Massachusetts State Health & Education
    (Newton-Wellesley Hospital), 7.00%, 7/01/15       200,000          226,176
  Massachusetts State Water Resource Authority,
    5.00%, 12/01/25 (b)  ......................       500,000          477,590
  University of Massachusetts Building Authority,
    6.625%, 5/01/08 ...........................       260,000          301,103
                                                                   -----------
                                                                     1,004,869
                                                                   -----------
MICHIGAN -- 20.2%
  Detroit Sewer Disposal Revenue, 5.25%, 7/01/21      500,000          495,140
  Greater Detroit Resource Recovery,
    9.25%, 12/13/08 ............................      500,000          516,250
  Okemos Public School District, 0%, 5/01/15 ...    1,600,000          555,472
  Michigan State Housing Development,
    7.05%, 10/01/12 ............................      500,000          538,615
  Milan Area Schools, 5.00%, 5/01/13 ...........      300,000          292,845
                                                                   -----------
                                                                     2,398,322
                                                                   -----------
MINNESOTA -- 6.5%
  Ramsey & Washington Counties (Resource
    Recovery Revenue), 6.75%, 12/01/06 (c)......      500,000          536,400
  Southern Minnesota Municipal Power Agency,
    0%, 1/01/22 ................................      420,000          104,345
  Southern Minnesota Municipal Power Agency,
    0%, 1/01/24 ................................      580,000          129,456
                                                                   -----------
                                                                       770,201
                                                                   -----------
                 See accompanying notes to financial statements

                          CGM AMERICAN TAX FREE FUND
------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1995 (CONTINUED)
MUNICIPAL BONDS -- (CONTINUED)
                                                      FACE
                                                      AMOUNT          VALUE(A)
                                                      ------          --------
NEW YORK -- 7.5%
  New York General Obligation Bonds Series B,
    8.25%, 6/01/05 .............................   $  100,000      $   117,406
  New York State Dormitory Authority Revenue
    Bonds, 5.50%, 7/01/05 ......................      250,000          254,063
  New York State Dormitory Authority Revenue
    Bonds, 5.75%, 7/01/13 ......................      250,000          253,030
  New York State Dormitory Authority Revenue
    Bonds, 5.875%, 5/15/11 .....................      250,000          258,830
                                                                   -----------
                                                                       883,329
                                                                   -----------
NORTH CAROLINA -- 4.1%
  Charlotte Certificates of Participation
    Convention Center, 5.00%, 12/01/21 .........      250,000          237,125
  Fayetteville Public Works Co.,
    5.375%, 3/01/20 ............................      250,000          250,707
                                                                   -----------
                                                                       487,832
                                                                   -----------
PUERTO RICO -- 2.3%
  Puerto Rico Electric Power Authority,
    6.125%, 7/01/09 ............................      250,000          274,773
                                                                   -----------
TEXAS -- 6.5%
  Alliance Airport Authority Special
    Facilities Revenue Bonds (American
    Airlines Inc. Project), 7.00%, 12/01/11  ...      250,000          278,107
  San Antonio Electric & Gas, 5.00%, 2/01/12 ...      500,000          493,995
                                                                   -----------
                                                                       772,102
                                                                   -----------
VIRGINIA -- 9.6%
  Hopewell Industrial Development Authority (Stone
    Container), 8.25%, 6/01/16 .................      175,000          193,531
  Richmond Metropolitan Expressway Authority,
    5.75%, 7/15/22 .............................      250,000          254,068
  Roanoke County Water Systems, 5.00%, 7/01/21 .      500,000          476,465
  Virginia College Building Authority,
    5.75%, 1/01/14 .............................      200,000          210,076
                                                                   -----------
TOTAL MUNICIPAL BONDS (Identified Cost $11,029,813)..........        1,134,140
                                                                   -----------
                                                                    11,531,620
                                                                   -----------
SHORT TERM INVESTMENTS -- 5.8%
  American Express Credit Corp., 5.65%, 1/02/96 .     345,000          345,000
  Chevron Oil Finance Company, 5.75%, 1/02/96 ...     345,000          345,000
                                                                   -----------
TOTAL SHORT TERM INVESTMENTS (Identified Cost $690,000) .....          690,000
                                                                   -----------
TOTAL INVESTMENTS -- 103.1% (Identified Cost $11,719,813)(d)        12,221,620
  Cash and Receivables ......................................          194,722
  Liabilities ...............................................         (561,053)
                                                                   -----------
TOTAL NET ASSETS -- 100.0% ..................................      $11,855,289
                                                                   ===========
(a) See Note 1A.
(b) Security purchased on a delayed delivery basis.
(c) Security is segregated as collateral for delayed delivery purchase.
(d) Federal Tax Information: At December 31, 1995 the net unrealized appreciation on investments based on cost of $11,719,813 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost .....     $   524,514
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value .....         (22,707)
                                                                   -----------
  Net unrealized appreciation ................................     $   501,807
                                                                   ===========
                 See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995

ASSETS
  Investments at value (Identified
    cost -- $11,719,813) ...................                      $12,221,620
  Cash .....................................                            2,921
  Receivable for:
    Shares of the Fund sold ................      $    300
    Dividends and interest .................       191,501            191,801
                                                  --------        -----------
                                                                   12,416,342
                                                                  -----------
LIABILITIES
  Payable for:
    Securities purchased ...................      $476,297
    Shares of the Fund redeemed ............         8,051
    Distributions declared .................        14,134
    Expense advance from adviser ...........        62,571            561,053
                                                  --------        -----------
NET ASSETS .................................                      $11,855,289
                                                                  ===========
  Net Assets consist of:
    Capital paid-in ........................                      $12,239,397
    Undistributed net investment income ....                            1,071
    Accumulated net realized loss ..........                         (886,986)
    Unrealized appreciation on investments -- net                     501,807
                                                                  -----------
NET ASSETS .................................                      $11,855,289
                                                                  ===========
  Shares of beneficial interest outstanding,
    no par value  ..........................                        1,213,241
                                                                  ===========
  Net asset value per share* ...............                            $9.77
                                                                  ===========

*Shares of the Fund are sold and redeemed at net asset value
 ($11,855,289 /  1,213,241).

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

Year Ended December 31, 1995

INVESTMENT INCOME
  Income
    Interest ..................................................   $  715,549
                                                                  ----------
  Expenses
    Management fees ...........................................       66,010
    Trustees' fees ............................................       21,470
    Accounting and Administration .............................        4,000
    Custodian .................................................       61,261
    Transfer agent ............................................       26,923
    Audit and tax services ....................................       31,900
    Legal .....................................................       24,567
    Printing ..................................................       27,078
    Registration ..............................................       21,299
    Miscellaneous .............................................          281
                                                                  ----------
                                                                     284,789
    Less expenses assumed by the
      investment adviser ......................................     (284,789)
                                                                  ----------
    Net investment income .....................................      715,549
                                                                  ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Realized gain on investments -- net .........................      120,437
  Unrealized appreciation -- net ..............................      984,477
                                                                  ----------
  Net gain on investments .....................................    1,104,914
                                                                  ----------
NET INCREASE IN ASSETS FROM OPERATIONS ........................   $1,820,463
                                                                  ==========

                 See accompanying notes to financial statements

                          CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                             YEAR ENDED DECEMBER 31,
                                        ----------------------------------
                                              1995              1994
                                        ---------------   ---------------
FROM OPERATIONS
  Net investment income ..............      $   715,549       $   675,960
  Net realized gain (loss) from
    investments ......................          120,437        (1,007,423)
  Unrealized appreciation
   (depreciation) ....................          984,477          (558,299)
                                            -----------       -----------
    Increase (decrease) in net assets
      from operations ................        1,820,463          (889,762)
                                            -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..............         (714,478)         (684,475)
                                            -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .......        1,944,958        10,976,478
  Net asset value of shares issued in
  connection with reinvestment of:
    Dividends from net investment
     income ..........................          556,800           530,608
                                            -----------       -----------
                                              2,501,758        11,507,086
  Cost of shares redeemed ............       (1,902,207)       (4,569,157)
                                            -----------       -----------
    Increase in net assets derived
      from capital share transactions           599,551         6,937,929
                                            -----------       -----------
  Total increase in net assets .......        1,705,536         5,363,692
NET ASSETS
  Beginning of period ................       10,149,753         4,786,061
                                            -----------       -----------
  End of period (including
    undistributed net investment
    income of $1,071 and $0,
    respectively) ....................      $11,855,289       $10,149,753
                                            ===========       ===========
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .........          208,109         1,117,831
  Issued in connection with
  reinvestment of:
    Dividends from net investment
      income .........................           59,184            57,877
                                            -----------       -----------
                                                267,293         1,175,708
    Redeemed .........................         (203,582)         (493,208)
                                            -----------       -----------
    Net change .......................           63,711           682,500
                                            ===========       ===========

                 See accompanying notes to financial statements

                          CGM AMERICAN TAX FREE FUND
------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                                 FOR THE PERIOD
                                                                FOR THE            FOR THE       NOVEMBER 10, 1993<F3>
                                                               YEAR ENDED         YEAR ENDED            THROUGH
                                                           DECEMBER 31, 1995  DECEMBER 31, 1994   DECEMBER 31, 1993
                                                            -----------------  -----------------   -----------------

For a share of the Fund outstanding throughout each period:
Net asset value at the beginning of period ...........          $ 8.83              $10.25                $10.00
                                                                ------              ------                ------
Net investment income<F1> ............................            0.61                0.58                  0.04
Dividends from net investment income                             (0.61)              (0.58)                (0.04)
Net realized and unrealized gain (loss) on investments            0.94               (1.42)                 0.25
                                                                ------              ------                ------
Net increase (decrease) in net asset value ...........            0.94               (1.42)                 0.25
                                                                ------              ------                ------
Net asset value at end of period .....................          $ 9.77              $ 8.83                $10.25
                                                                ======              ======                ======

Total Return (%)<F2>..................................            18.0                -8.2                   2.9<F4>

Ratios:
Operating expenses to average net assets (%) .........               0                   0                     0
Operating expenses to average net assets before waiver(%)         2.59                2.42                 3.59<F5>
Net investment income to average net assets (%) ......            6.50                6.39                 4.95<F5>
Portfolio turnover(%) ................................             125                 169                     0

Net assets at end of period (in thousands) ...........         $11,855             $10,150                $4,786

<F1> Net of fees waived and reimbursed amounted to ...          $ 0.24              $ 0.22                $ 0.03
<F2> The total return would have been lower had the total fees and expenses not been waived and reimbursed during the period.
<F3> Commencement of operations.
<F4> Not computed on an annualized basis.
<F5> Computed on an annualized basis.

                 See accompanying notes to financial statements

                          CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1995

1. The Fund is a series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust has three other funds whose financial statements are not presented herein. The Fund commenced operations on November 10, 1993. The primary investment objective of the Fund is to provide high current income exempt from federal income tax. The Fund's secondary investment objective is capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements are prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Premium is amortized against interest income with a corresponding decrease in the cost basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable and tax exempt income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1995, the capital loss carryover available to offset future realized gains aggregated approximately $887,000 and expires in the year 2002.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. OTHER -- The Fund has greater than 10% of its net assets at December 31, 1995 invested in Michigan. There are certain risks arising from geographical concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

                          CGM AMERICAN TAX FREE FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 1995, purchases and sales of securities other than United States government obligations and short-term investments aggregated $13,659,267 and $13,399,267, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1995, the Fund incurred management fees of $66,010 payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.60% on the first $500 million of the Fund's average daily net assets, 0.55% of the next $500 million and 0.45% of such assets in excess of $1 billion. CGM waived its entire fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1995, these expenses amounted to $4,000 and are shown separately in the financial statements as Accounting and Administration. The entire expense was waived by CGM.
        See Note 4.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the Fund at the rate of $3,000 per year plus travel expenses for each meeting attended. In addition, the chairman of the Independent Trustees Committee receives an annual retainer of $1,000.

4. EXPENSE LIMITATION -- Until December 31, 1996, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to waive its management fee and to assume all expenses of the Fund. For the year ended December 31, 1995, CGM waived its entire management fee of $66,010, the entire Accounting and Administration expense of $4,000, and assumed Fund expenses of $214,779.

                         CGM AMERICAN  TAX FREE FUND
------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Trustees and Shareholders of CGM American Tax Free Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM American Tax Free Fund at December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts
February 6, 1996


------------------------------------------------------------------------------
SHAREHOLDER MEETING -- DECEMBER 29, 1995
(unaudited)

On December 29, 1995 the Fund had a Special Meeting of its Shareholders. At that meeting, Shareholders approved an Advisory Agreement between the Fund and Capital Growth Management Limited Partnership, with no change from the terms of the existing agreement and no change in the operation and management of the Fund, (by a share vote of 788,866.867 in favor, 14,364.901 against and 17,693.508 abstentions) and ratified the selection of Price Waterhouse LLP as the Fund's independent accountants for the year ending December 31, 1995 (by a share vote of 807,909.097 in favor, 1,873.766 against and 11,142.413 abstentions).

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges
   Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance
   Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------


This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

AAR95                                                        Printed in U.S.A.

CGM
AMERICAN
TAX FREE FUND

3rd Annual Report
December 31, 1995

A No-Load Fund

[Fencer logo]

Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership

TO OUR SHAREHOLDERS:
------------------------------------------------------------------------------
We are pleased to report CGM Realty Fund increased 19.8% during 1995, comparing favorably to the National Association of Real Estate Investment Trust's Equity REIT Index which rose 15.3% during the year just past. For the fourth quarter of 1995, CGM Realty Fund returned 5.3% compared to the NAREIT Equity REIT Index which increased 4.1% over the same period.

THE YEAR IN REVIEW AND INVESTMENT OUTLOOK
1995 was a banner year both for the U.S. economy and the securities markets. Favorable trends established the previous year prevailed throughout 1995, almost without exception. We continued to enjoy strong job growth, increased productivity and higher corporate profits combined with moderate inflation as measured by the Consumer Price Index. In November, the CPI stalled at October's level, a positive indicator cited by the Federal Reserve Board as a reason to lower the Federal Funds rate a quarter of a percent on December 19. The economy is slowing and the Federal Reserve Board may well be calling for short-term interest rates to come down in order to stimulate business.

The U.S. business outlook is also influenced by trends in other industrialized nations, many of which are already lowering interest rates in an effort to spark sluggish economies. Such precedent permits U.S. policymakers latitude in reducing domestic short-term rates from current relatively high levels.

While economic slowing will raise some questions about future corporate profits, those companies with prospects for increased earnings could find that lower rates mean higher stock prices. Last year was a case in point when a surge in corporate profits occurred while long-term interest rates declined producing the sensational equity gains of 1995. Although we expect the combination of further gains in corporate profits and slightly lower interest rates will lead to higher securities markets, we anticipate increases will be more modest. Real estate securities, however, could make a strong showing despite a more volatile overall environment than that of 1995.

PORTFOLIO STRATEGY
CGM Realty Fund performance benefited from rising cash flows and dividends of the portfolio companies as well as declining interest rates fostered by a low inflation, slow growth economy.

The Fund began the year with 60% of the portfolio invested in apartment REITs. Over the course of the year, most of these stocks were replaced with hotel, office and storage REITs as new opportunities became available. At year end, 44% of the Fund's portfolio was invested in hotel REITs since a number of these companies are distinguished by lower valuations and higher current yields than companies with comparable growth prospects in other property classes.

CGM Realty Fund is 44% invested in hotel REITs; 20% in office and industrial REITs; 15% in apartment REITs; 15% in storage REITs; and 5% in retail REITs. The Fund's three largest holdings are Felcor Suite Hotels, Inc., Bay Apartment Communities, Inc. and Cali Realty Corp.


/s/ Robert L. Kemp

    Robert L. Kemp
    President

/s/ G. Kenneth Heebner

    G. Kenneth Heebner
    Portfolio Manager



January 10, 1996

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                   CGM REALTY FUND AND THE UNMANAGED S&P 500
              assuming reinvestment of dividends and capital gains

         Average Annual Total Return
-----------------------------------------------
       1 Year            Life of Fund*
       19.8%                 11.8%

            *(5/13/94 - 12/31/95)
-----------------------------------------------

Past performance is no indication of future results

             CGM        Unmanaged
5/13/94    10000.0    10000.0
1994       10020.0    10079.0
1995       12004.0    13859.0


CGM REALTY FUND PORTFOLIO MANAGER

G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1989, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Realty Fund, he currently manages CGM Capital Development Fund, CGM Mutual Fund, and two other mutual funds. He also co-manages CGM Fixed Income Fund with Janice Saul.


INVESTMENT PERFORMANCE
(unaudited)
------------------------------------------------------------------------------
Total Return for Periods Ended December 31, 1995

                                                   NATIONAL
                                                ASSOCIATION OF
                                                  REAL ESTATE
                                               INVESTMENT TRUSTS
                                 CGM               (NAREIT)
                             REALTY FUND       EQUITY REIT INDEX
                              --------        -------------------
1 Year ..................      +19.8%               +15.3%
3 Months ................      + 5.3                + 4.1

The Fund's average annual total return since inception (May 13, 1994) through December 31, 1995 is 11.8%. The adviser has agreed to limit the Fund's total operating expenses to 1.00% of its average net assets through December 31, 1996. Otherwise, the Fund's total return since inception and for the one year and three-month periods ended December 31, 1995 would have been lower.

The performance data contained in the report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                   CGM REALTY FUND
----------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1995
REAL ESTATE INVESTMENT TRUSTS -- 98.8% OF TOTAL NET ASSETS

                                                    SHARES          VALUE(A)
                                                    ------          --------

APARTMENTS -- 15.3%
  Bay Apartment Communities, Inc. .........         108,800       $ 2,638,400
  Home Properties New York, Inc. ..........         124,000         2,123,500
  Walden Residential Properties, Inc. .....         120,000         2,505,000
                                                                  -----------
                                                                    7,266,900
                                                                  -----------

HOTELS -- 43.6%
  Equity Inns, Inc. .......................         200,000         2,300,000
  Felcor Suite Hotels, Inc. ...............         228,000         6,327,000
  Innkeepers USA Trust ....................         260,000         2,372,500
  Patriot American Hospitality ............          93,000         2,394,750
  RFS Hotel Investments, Inc. .............         152,000         2,337,000
  Sunstone Hotel Investments, Inc. ........         248,000         2,542,000
  Winston Hotels ..........................         211,500         2,511,563
                                                                  -----------
                                                                   20,784,813
                                                                  -----------

OFFICE & INDUSTRIAL -- 20.4%
  Beacon Properties Corporation ...........         104,300         2,398,900
  Cali Realty Corporation .................         116,400         2,546,250
  Highwoods Properties, Inc. ..............          83,500         2,358,875
  Reckson Associates Realty Corporation ...          82,300         2,417,562
                                                                  -----------
                                                                    9,721,587
                                                                  -----------

REGIONAL MALLS & SHOPPING CENTERS -- 4.5%
  Macerich Company ........................         108,000         2,160,000
                                                                  -----------

SELF-STORAGE -- 15.0%
  Shurgard Storage Centers, Inc. ..........          86,900         2,346,300
  Sovran Self Storage, Inc. ...............          93,500         2,466,063
  Storage USA, Inc. .......................          72,000         2,349,000
                                                                  -----------
                                                                    7,161,363
                                                                  -----------
  TOTAL REAL ESTATE INVESTMENT TRUSTS
    (Identified Cost $40,629,590) .........                        47,094,663
                                                                  -----------

                 See accompanying notes to financial statements

                               CGM REALTY FUND
-----------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1995 (CONTINUED)

                                                      FACE
SHORT-TERM INVESTMENT -- 2.3%                        AMOUNT          VALUE(A)
                                                     ------          --------

    Chevron Oil Finance Company, 5.75%, 1/02/96
        (Cost $1,115,000) ....................... $1,115,000       $ 1,115,000
                                                                   -----------

TOTAL INVESTMENTS -- 101.1% (Identified Cost
   $41,744,590)(b) ..............................                   48,209,663
            Cash and Receivables ................                      734,893
            Liabilities .........................                   (1,250,164)
                                                                   -----------
TOTAL NET ASSETS -- 100% ....................                      $47,694,392
                                                                   ===========

(a) See Note 1A.
(b) Federal Tax Information: At December 31, 1995 the net unrealized appreciation on investments based on cost of $41,684,706 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all
     investments in which there is an excess of value over
     tax cost ............................................         $ 6,524,957
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost
     over value ..........................................                   0
                                                                   -----------
  Net unrealized appreciation ............................         $ 6,524,957
                                                                   ===========

                 See accompanying notes to financial statements

                              CGM REALTY FUND
------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995

ASSETS
 Investments at value
   (Identified cost -- $41,744,590)                               $48,209,663
 Cash .............................                                       962
 Receivable for:
  Shares of the Fund sold .........          $   190,371
  Dividends and interest ..........              496,373              686,744
                                             -----------
 Unamortized organizational expenses                                   47,187
                                                                  -----------
                                                                   48,944,556
                                                                  -----------
LIABILITIES
 Payable for:
  Securities purchased ................      $1,015,810
  Shares of the Fund redeemed .........          26,091

  Distributions declared ..............         120,552             1,162,453
                                             ----------
 Accrued expenses:
  Management fees .....................           8,002
  Trustees' fees ......................           5,000
  Accounting and Administration .......           1,025
  Other expenses ......................          73,684                87,711
                                            -----------           -----------
                                                                    1,250,164
                                                                  -----------
NET ASSETS ....................................................   $47,694,392
                                                                  ===========
 Net Assets consist of:
  Capital paid-in .............................................   $42,747,775
  Accumulated net realized loss ...............................    (1,518,456)
  Unrealized appreciation on investments -- net ...............     6,465,073
                                                                  -----------
NET ASSETS ....................................................   $47,694,392
                                                                  ===========
 Shares of beneficial interest outstanding, no par value  .....     4,378,566
                                                                  ===========
 Net asset value per share* ...................................        $10.89
                                                                  ===========

*Shares of the Fund are sold and redeemed at net asset value
($47,694,392 / 4,378,566).

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

Year Ended December 31, 1995

INVESTMENT INCOME
 Income
  Dividends ...................................................   $2,524,997
  Interest ....................................................       27,060
                                                                  ----------
                                                                   2,552,057
                                                                  ----------
 Expenses
  Management fees .............................................      333,264
  Trustees' fees ..............................................       21,446
  Accounting and Administration ...............................       12,300
  Custodian ...................................................       48,527
  Transfer agent ..............................................       87,251
  Audit and tax services ......................................       26,300
  Legal .......................................................       44,413
  Printing ....................................................       39,400
  Registration ................................................       32,272
  Amortization of organizational expense ......................       14,038
  Miscellaneous ...............................................          696
                                                                  ----------
                                                                     659,907
 Less expenses assumed by the investment adviser ..............     (267,832)
                                                                  ----------
 Net investment income ........................................    2,159,982
                                                                  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Realized loss on investments -- net .........................   (1,370,138)
  Unrealized appreciation -- net ..............................    6,607,117
                                                                  ----------
  Net gain on investments .....................................    5,236,979
                                                                  ----------
NET INCREASE IN ASSETS FROM OPERATIONS ........................   $7,396,961
                                                                  ==========

                 See accompanying notes to financial statements

                               CGM REALTY FUND
------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE PERIOD
                                                              MAY 13, 1994,*
                                             YEAR ENDED           THROUGH
                                         DECEMBER 31, 1995   DECEMBER 31, 1994
                                         -----------------   -----------------
FROM OPERATIONS
  Net investment income ...............      $ 2,159,982        $   987,137
  Net realized loss from investments ..       (1,370,138)          (420,897)
  Unrealized appreciation
   (depreciation) .....................        6,607,117           (219,819)
                                             -----------        -----------
    Increase in net assets from
      operations ......................        7,396,961            346,421
                                             -----------        -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ...............       (2,169,764)          (720,804)
  Tax return of capital ...............         (561,236)          (265,775)
                                             -----------        -----------
                                              (2,731,000)          (986,579)
                                             -----------        -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ........       18,117,842         38,418,398
  Net asset value of shares issued in
    connection with reinvestment of:
    Dividends from net investment
      income ..........................        1,918,906            644,564
    Distributions from tax return of
      capital .........................          496,331            237,664
                                             -----------        -----------
                                              20,533,079         39,300,626
  Cost of shares redeemed .............      (11,781,424)        (4,383,692)
                                             -----------        -----------
    Increase in net assets derived from
      capital share transactions ......        8,751,655         34,916,934
                                             -----------        -----------
  Total increase in net assets ........       13,417,616         34,276,776

NET ASSETS
  Beginning of period .................       34,276,776                  0
                                             -----------        -----------
  End of period (including
    undistributed net investment income
    of $0 and $243,005, respectively) .      $47,694,392        $34,276,776
                                             ===========        ===========

NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ..........        1,790,175          3,909,351
  Issued in connection with
    reinvestment of:
    Dividends from net investment income         186,107             66,788
    Distributions from tax return of
      capital .........................           48,137             24,626
                                             -----------        -----------
                                               2,024,419          4,000,765
    Redeemed ..........................       (1,175,874)          (470,744)
                                             -----------        -----------
    Net change ........................          848,545          3,530,021
                                             ===========        ===========

*Commencement of operations.

                 See accompanying notes to financial statements

                               CGM REALTY FUND
------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                   FOR THE PERIOD
                                                              FOR THE        MAY 13, 1994<F3>
                                                            YEAR ENDED           THROUGH
                                                         DECEMBER 31, 1995  DECEMBER 31, 1994
                                                         -----------------  -----------------
For a share of the Fund outstanding throughout each period:
Net asset value at the beginning of period ................   $ 9.71            $10.00
                                                              ------            ------
Net investment income<F1> .................................     0.54              0.31
Dividends from net investment income ......................    (0.54)            (0.23)
Distribution from tax return of capital  ..................    (0.14)            (0.08)
Net realized and unrealized gain (loss) on investments ....     1.32             (0.29)
                                                              ------            ------
Net increase (decrease) in net asset value ................     1.18             (0.29)
                                                              ------            ------
Net asset value at end of period ..........................   $10.89            $ 9.71
                                                              ======            ======

Total Return (%)<F2> ......................................     19.8               0.2<F4>

Ratios:
Operating expenses to average net assets (%) ..............     1.00              1.00<F5>
Operating expenses to average net assets before expense
  limitation (%) ..........................................     1.68              2.00<F5>
Net investment income to average net assets (%) ...........     5.51              7.40<F5>
Portfolio turnover (%) ....................................       85                47<F5>

Net assets at end of period (in thousands) ................  $47,694           $34,277

<F1> Net of reimbursement which amounted to ................  $ 0.07            $ 0.04
<F2> The total return would have been lower had certain
     expenses not been reduced during the period.
<F3> Commencement of operations.
<F4> Not computed on an annualized basis.
<F5> Computed on an annualized basis.

                 See accompanying notes to financial statements

                               CGM REALTY FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1995

1. The Fund is a series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust has three other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund's investment objective is above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements are prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1995, the capital loss carryovers available to offset future gains were $381,021 expiring in the year 2002, and approximately $1,155,000 expiring in 2003.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Dividend income received by the Fund from its investment in REITs may, for tax purposes consist of ordinary income, capital gains and return of capital. The portion derived from capital gains and return of capital will result in a reduction of the Fund's dividend income and an increase in realized and unrealized gain on investments. These dividends, when distributed by the Fund, are passed through to the Fund's shareholders with these same tax characteristics. For 1995, the resulting return of capital component of the Fund's distributions totaled $561,236. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                               CGM REALTY FUND
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NOTES TO FINANCIAL STATEMENTS -- (continued)

E. ORGANIZATION EXPENSE -- Costs incurred in 1994 in connection with the Fund's organization and registration amounting to $70,186 have been paid by the Fund. These costs are being amortized over 60 months beginning May 13, 1994.

2. PURCHASES AND SALE OF SECURITIES -- For the year ended December 31, 1995, purchases and sales of securities other than United States government obligations and short-term investments aggregated $41,540,047 and $32,999,492, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1995, the Fund incurred management fees of $333,264, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million. CGM waived a portion of its fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1995 these expenses amounted to $12,300 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the Fund at the rate of $3,000 per year plus travel expenses for each meeting attended. In addition, the chairman of the Independent Trustees Committee receives an annual retainer of $1,000.

4. EXPENSE LIMITATION -- Until December 31, 1996 and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 1.00% of average daily net assets. As a result of the Fund's expenses exceeding the voluntary expense limitation, CGM waived $267,832 of its management fee. The Fund incurred operating expenses of $392,075, representing 1.00% of the average daily net assets.

                               CGM REALTY FUND
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REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Realty Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Realty Fund at December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts
February 6, 1996


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SHAREHOLDER MEETING -- DECEMBER 29, 1995
(unaudited)

On December 29, 1995 the Fund had a Special Meeting of its Shareholders. At that meeting, Shareholders approved an Advisory Agreement between the Fund and Capital Growth Management Limited Partnership, with no change from the terms of the existing agreement and no change in the operation and management of the Fund, (by a share vote of 2,242,173.614 in favor, 24,949.193 against and 70,366.534 abstentions) and ratified the selection of Price Waterhouse LLP as the Fund's independent accountants for the year ending December 31, 1995 (by a share vote of 2,253,337.682 in favor, 27,522.955 against and 56,628.704 abstentions).

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110


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TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status
[] Redemptions
[] Exchanges
   Call 800-343-5678

[] New Account Procedures
[] Prospectuses
[] Performance
   Call 800-345-4048

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MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
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This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR95                                                        Printed in U.S.A.


CGM
REALTY FUND

2nd Annual Report
December 31, 1995

A No-Load Fund

[Fencer logo]

Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership